ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2019
Business Acquisition [Line Items]
Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination

Intangibles
	Date of	Purchase		with	Amortizable
	acquisition	price	Goodwill	indefinite life	intangibles
		RMB	RMB	RMB	RMB
Entity acquired during the year ended December 31, 2017
(1) Bay State College Inc.	November 20, 2017	22,830	5,212	5,920	1,438

Bay State College Inc
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation Based on Fair Values of Acquired Assets and Liabilities

		Amortization
		Period (in
	RMB	years)

Cash and cash equivalents	15,231
Prepaid and other current assets	3,921
Property and equipment	9,096
Intangible assets:
Brand	5,920	Indefinite
Students population	1,438	3.3
Goodwill	5,212
Other non-current assets	745
Total assets	41,563
Deferred revenue	(3,685)
Accounts payable	(1,555)
Accrued and other liabilities	(9,004)
Income tax payable	20
Other non-current liabilities	(3,143)
Deferred tax assets, net of deferred tax liabilities	(1,366)
Total	22,830

Ten Tutoring Centers controlled by Beijing Xinganxian
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation Based on Fair Values of Acquired Assets and Liabilities

		Amortization
		Period (in
	RMB	years)

Property and equipment	1,023
Intangible assets:
Trademark	2,322	3
Workforce	1,870	2
Goodwill	20,911
Defer tax assets, net of deferred tax liabilities	6,987
Total assets	33,113
Deferred revenue	(27,871)
Other payables	(14,342)
Total	(9,100)